SCHEDULE OF COST REVENUES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cost of Revenue	$ 518,462	$ 729,743	$ 3,659,805	$ 1,673,367
Cost of revenue related parties	136,912	130,600	663,976	308,381
Cost of revenues from related parties	136,912	130,600
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	8,178	31,424
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	14,648	19,307
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	9,555	16,283
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	1,082	6,472
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	9,736	14,615
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	46,721	35,826
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	39,765	3,157
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	$ 7,227	$ 3,516
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			56,598	57,426
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			109,936	21,641
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			99,502	29,122
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			89,475	38,116
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue			$ 69,676